CAPITAL ASSETS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Cost	$ 637,614	$ 803,679
Accumulated Depreciation	515,385	546,540
Net Book Value	122,229	257,139
Vehicle [Member]
Cost	27,543	162,238
Accumulated Depreciation	8,902	88,357
Net Book Value	18,641	73,881
Mining Equipment [Member]
Cost	102,830	110,188
Accumulated Depreciation	55,609	44,033
Net Book Value	47,221	66,155
Office Equipment [Member]
Cost	63,815	75,049
Accumulated Depreciation	50,802	45,386
Net Book Value	13,013	29,663
Furniture and Fixtures [Member]
Cost	3,097	15,876
Accumulated Depreciation	891	5,387
Net Book Value	2,206	10,489
Building [Member]
Cost	440,329	440,328
Accumulated Depreciation	399,181	363,377
Net Book Value	$ 41,148	$ 76,951